Consolidated statements of shareholders' equity - EUR (€)	Total	Equity Attributable To Owners Of Parent [Member]	Issued Capital [Member]	Treasury Shares [Member]	Share Premium [Member]	Retained Earnings [Member]	Reserve Of Exchange Differences On Translation [Member]	Reserve Of Cash Flow Hedges [Member]	Reserve Of Remeasurements Of Defined Benefit Plans [Member]	Noncontrolling Interests [Member]
Balance at beginning of period at Dec. 31, 2017	€ 10,823,110,000	€ 9,815,026,000	€ 308,111,000	€ (108,931,000)	€ 3,969,245,000	€ 7,132,179,000	€ (1,203,904,000)	€ (18,336,000)	€ (263,338,000)	€ 1,008,084,000
Balance at beginning of period (in shares) at Dec. 31, 2017			308,111,000	(1,659,951)
Proceeds from exercise of options and related tax effects	2,014,000	486,000	€ 10,322,000		476,000
Proceeds from exercise of options and related tax effects (in shares)			10
Compensation expense related to stock options	2,014,000	2,014,000			2,014,000
Purchase of treasury stock	0
Purchase/sale of noncontrolling interests	(8,364,000)	2,835,000			2,835,000					(11,199,000)
Contributions from/to noncontrolling interests	(43,702,000)									(43,702,000)
Net income	329,709,000	278,555,000				278,555,000				51,154,000
Other comprehensive income (loss) related to:
Foreign currency translation	(265,041,000)	(239,663,000)					(243,632,000)	13,000	3,956,000	(25,378,000)
Cash flow hedges, net of related tax effects	5,616,000	5,616,000						5,616,000
Total comprehensive income	(70,284,000)	44,508,000								25,776,000
Balance at end of period at Mar. 31, 2018	10,910,948,000		€ 308,121,000	€ (108,931,000)	3,974,570,000	7,477,854,000	(1,447,536,000)	(12,707,000)	(259,382,000)	978,959,000
Balance at end of period (in shares) at Mar. 31, 2018			308,121,322	(1,659,951)
Balance at beginning of period at Dec. 31, 2017	10,823,110,000	9,815,026,000	€ 308,111,000	€ (108,931,000)	3,969,245,000	7,132,179,000	(1,203,904,000)	(18,336,000)	(263,338,000)	1,008,084,000
Balance at beginning of period (in shares) at Dec. 31, 2017			308,111,000	(1,659,951)
Purchase of treasury stock				€ 50,993,000
Balance at end of period at Dec. 31, 2018	12,901,958,000	11,758,411,000	€ 307,879,000	€ (50,993,000)	3,873,345,000	8,831,930,000	(911,473,000)	(1,528,000)	(290,749,000)	1,143,547,000
Balance at end of period (in shares) at Dec. 31, 2018			307,878,652	(999,951)
Noncontrolling interests subject to put provisions	(67,120,000)	(67,120,000)				(67,120,000)
Adjusted balance application IFRS 9	(130,727,000)	(115,219,000)				(115,219,000)
Noncontrolling interests subject to put provisions	(818,871,000)
Proceeds from exercise of options and related tax effects	(1,298,000)	(1,298,000)	€ 28,000		(1,326,000)
Proceeds from exercise of options and related tax effects (in shares)			28,641
Compensation expense related to stock options	1,380,000	1,380,000			1,380,000
Purchase of treasury stock	(89,446,000)	(113,816,000)		€ (113,816,000)
Purchase of treasury shares (in shares)				1,629,240
Withdrawal of treasury stock	(113,816,000)	(113,816,000)		€ (113,816,000)
Purchase/sale of noncontrolling interests	14,651,000	(1,491,000)			(1,491,000)					16,142,000
Contributions from/to noncontrolling interests	(46,274,000)
Net income	327,758,000	270,749,000				270,749,000				57,009,000
Other comprehensive income (loss) related to:
Foreign currency translation	269,741,000	248,746,000					251,734,000	(6,000)	(2,982,000)	20,995,000
Cash flow hedges, net of related tax effects	(870,000)	(870,000)						(870,000)
Total comprehensive income	596,629,000	518,625,000								78,004,000
Balance at end of period at Mar. 31, 2019	13,226,504,000	12,050,593,000	€ 307,907,000	€ (164,809,000)	€ 3,871,908,000	8,991,461,000	€ (659,739,000)	€ (2,404,000)	€ (293,731,000)	€ 1,175,911,000
Balance at end of period (in shares) at Mar. 31, 2019			307,907,293	(2,629,191)
Noncontrolling interests subject to put provisions	€ (4,001,000)	€ (4,001,000)				€ (4,001,000)